Non-current assets held for sale	6 Months Ended
Jun. 30, 2018
Non-current assets held for sale and discontinued operations [Abstract]
Non-current assets held for sale
Non-current assets held for sale

On 3 July 2018 BP announced that it had entered into an agreement with ConocoPhillips through which the group will sell its entire 39.2% non-operated interest in the Greater Kuparuk Area on the North Slope of Alaska and its holding in the Kuparuk Transportation Company. BP simultaneously entered into an agreement to buy a further 16.5% interest in the BP-operated Clair field, a core asset of BP's North Sea business in the UK, from ConocoPhillips. As a result of the transaction, BP will hold a 45.1% interest in the Clair field. The two transactions together are expected to be cash neutral for BP.
The transactions, which will be subject to State of Alaska, US federal and UK regulatory approvals and other approvals, are anticipated to complete in 2018. Assets and associated liabilities relating to BP’s interests in Kuparuk in Alaska, which are reported in the Upstream segment, are classified as held for sale in the group balance sheet at 30 June 2018.